Disposals and other non-operating items (Tables)	12 Months Ended
Dec. 31, 2024
Disposals and other non-operating items
Summary of disposals and other non-operating items

	2022 GBPm	2023 GBPm	2024 GBPm
Revaluation of investments	9	(11)	(2)
Loss on disposal of businesses and assets held for sale	(18)	(61)	(4)
Net loss on disposals and other non-operating items	(9)	(72)	(6)